Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 4,774,824	₩ 4,714,784
Acquisitions	602,985	510,934
Business combination	554,875	282
Disposals	(5,942)	(106,453)
Amortization	(465,935)	(453,689)
Impairment loss	(51,618)	(47,873)
Others	84,340	156,839
Ending	5,493,529	4,774,824
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	357,851	403,172
Acquisitions	0	0
Business combination	466,537	282
Disposals	(461)	0
Amortization	0	0
Impairment loss	0	(46,958)
Others	2,845	1,355
Ending	826,772	357,851
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	3,247,517	3,029,651
Acquisitions	377,414	353,175
Business combination	0	0
Disposals	(4)	(240)
Amortization	(289,446)	(272,730)
Impairment loss	(30,426)	0
Others	70,603	137,661
Ending	3,375,658	3,247,517
Memberships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	136,108	138,184
Acquisitions	7,243	1,716
Business combination	0	0
Disposals	(4,892)	(4,179)
Amortization	(238)	(180)
Impairment loss	(519)	29
Others	1,536	538
Ending	139,238	136,108
Development expense [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	95,041	126,818
Acquisitions	12,089	15,913
Business combination	0	0
Disposals	0	(22)
Amortization	(50,481)	(63,684)
Impairment loss	(6,124)	(692)
Others	150,228	16,708
Ending	200,753	95,041
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	167,996	182,411
Acquisitions	0	0
Business combination	0	0
Disposals	0	0
Amortization	(14,844)	(14,415)
Impairment loss	0	0
Others	0	0
Ending	153,152	167,996
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	115,309	163,446
Acquisitions	44,097	21,024
Business combination	0	0
Disposals	(22)	0
Amortization	0	0
Impairment loss	(14,548)	0
Others	2,177	(69,161)
Ending	147,013	115,309
Development assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	86,711	10,235
Acquisitions	0	543
Business combination	0	0
Disposals	0	0
Amortization	0	(76)
Impairment loss	0	0
Others	(3,370)	76,009
Ending	83,341	86,711
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	145,699	196,895
Acquisitions	0	0
Business combination	0	0
Disposals	0	0
Amortization	(42,068)	(44,478)
Impairment loss	0	0
Others	12,615	(6,718)
Ending	116,246	145,699
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	422,592	463,972
Acquisitions	162,142	118,563
Business combination	88,338	0
Disposals	(563)	(102,012)
Amortization	(68,858)	(58,126)
Impairment loss	(1)	(252)
Others	(152,294)	447
Ending	₩ 451,356	₩ 422,592